Total revenue and income	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Total revenue and income	Total revenue and income
a)    Net revenue from services rendered
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2021	2020	2019
Major service lines
Brokerage commission	2,465,217	2,139,985	1,288,135
Securities placement	1,917,403	1,429,824	1,154,786
Management fees	1,489,736	1,224,125	1,035,224
Insurance brokerage fee	133,070	112,802	106,438
Educational services	71,295	118,272	97,986
Commissions Fees	192,923	90,804	48,413
Other services	532,035	386,780	227,054
	6,801,679	5,502,592	3,958,036
(-) Sales taxes and contributions on revenue (i)	(605,214)	(486,104)	(362,264)
	6,196,465	5,016,488	3,595,772

(i)	Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).
b)    Net income from financial instruments

	2021	2020	2019

Net Income of financial instruments at fair value through profit or loss	7,555,132	3,020,698	1,360,207
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	(1,558,060)	188,196	199,947
(-) Taxes and contributions on financial income	(116,425)	(73,777)	(28,118)
	5,880,647	3,135,117	1,532,036
c)    Disaggregation by geographic location

	2021	2020	2019

Brazil	11,723,976	7,454,304	4,790,236
United States (ii)	332,046	655,817	307,456
Europe	21,090	41,484	30,116
Total Revenue and Income	12,077,112	8,151,605	5,127,808

	2021	2020

Brazil	7,698,115	3,244,421
United States (ii)	106,736	129,956
Europe	1,746	4,123
Selected assets (i)	7,806,597	3,378,500

(i)	Selected assets are Total assets of the Group, less: cash, financial assets and deferred tax assets are presented by geographic location.
(ii)	Includes revenues and selected assets stated in the Cayman Islands.
None of the clients represented more than 10% of our revenues for the periods presented.